NON—CONTROLLING INTERESTS - Schedule of Contributions to Noncontrolling Partners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Total	$ 23,231,634	$ 3,303,450	$ 5,870,313
Parque Logístico Callao
Disclosure of subsidiaries [line items]
Total	3,690,000	3,303,450	5,870,313
Alas Partnership
Disclosure of subsidiaries [line items]
Total	19,517,969	0	0
LPA Asset Management CR, S.A.
Disclosure of subsidiaries [line items]
Total	$ 23,665	$ 0	$ 0